EFMT 2026-NQM12 ABS-15G

Exhibit 99.05 - Schedule 9

Waived Conditions Summary
Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	XXXX	Loan fails XXX Minimum Equity requirement	1
Credit	Credit/Mtg History	XXXX	Collections, Liens, etc. not paid as required by guidelines	1
Credit	Credit/Mtg History	XXXX	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	LTV/CLTV	XXXX	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	LTV/CLTV	XXXX	LTV Exceeds Guideline Requirement by less than 5%	1
Property Valuations	Appraisal	XXXX	Appraisal Deficiency	1
Total				6

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